Document and Entity Information	Nov. 27, 2024
Cover [Abstract]
Entity Registrant Name	The Chemours Company
Amendment Flag	true
Amendment Description	On November 27, 2024, The Chemours Company (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing the closing of its private offering of $600,000,000 aggregate principal amount of the Company’s 8.000% Senior Notes due 2033. This Amendment No. 1 to the Original 8-K is being filed solely to correct a technical error in the filing of Exhibits 4.2 and 4.3 to the Original 8-K. Exhibits 4.1 and 4.2 filed with this Amendment No. 1 to the Original 8-K replace Exhibits 4.2 and 4.3 to the Original 8-K in their entirety, and all other disclosures in, and exhibits to, the Original 8-K remain unchanged.
Entity Central Index Key	0001627223
Document Type	8-K/A
Document Period End Date	Nov. 27, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-36794
Entity Tax Identification Number	46-4845564
Entity Address, Address Line One	1007 Market Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	773-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CC
Security Exchange Name	NYSE